Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation—RGC Resources, Inc. is an energy services company engaged in the sale and distribution of natural gas. The consolidated financial statements include the accounts of RGC Resources, Inc. and its wholly owned subsidiaries ("Resources" or the "Company"); Roanoke Gas Company ("Roanoke Gas"); Diversified Energy Company; and RGC Ventures of Virginia, Inc., operating as Application Resources and The Utility Consultants. Roanoke Gas is a natural gas utility, which distributes and sells natural gas to approximately 57,900 residential, commercial and industrial customers within its service areas in Roanoke, Virginia and the surrounding localities. The Company's business is seasonal in nature and weather dependent as a majority of natural gas sales are for space heating during the winter season. Roanoke Gas is regulated by the Virginia State Corporation Commission ("SCC" or "Virginia Commission"). Application Resources provides information system services to software providers in the utility industry. The Utility Consultants provides regulatory consulting services to other utilities. Diversified Energy Company is currently inactive.

The Company follows accounting and reporting standards set by the Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission ("SEC").

Resources has only one reportable segment as defined under FASB ASC No. 280 – Segment Reporting. All intercompany transactions have been eliminated in consolidation.

Rate Regulated Basis of Accounting—The Company's regulated operations follow the accounting and reporting requirements of FASB ASC No. 980, Regulated Operations. The economic effects of regulation can result in a regulated company deferring costs that have been or are expected to be recovered from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this situation occurs, costs are deferred as assets in the consolidated balance sheet (regulatory assets) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (regulatory liabilities). In the event the provisions of FASB ASC No. 980 no longer apply to any or all regulatory assets or liabilities, the Company would write off such amounts and include them in the consolidated statement of income and comprehensive income in the period for which FASB ASC No. 980 no longer applied.

Regulatory assets and liabilities included in the Company's consolidated balance sheets as of September 30, 2012 and 2011 are as follows:

	September 30
	2012	2011

Regulatory Assets:
Current Assets:
Under-recovery of gas costs	$687,194	$-
Other:
Accrued pension and postretirement medical	706,470	661,376

Utility Property:
In service:
Other	11,945	11,945

Other Assets:
Regulatory assets:
Premium on early retirement of debt	96,193	126,570
Accrued pension and postretirement medical	8,433,855	7,421,159
Other	12,000	-

Total regulatory assets	$9,947,657	$8,221,050

Regulatory Liabilities:
Current Liabilities:
Over-recovery of gas costs	$-	$355,476

Deferred Credits and Other Liabilities:
Asset retirement obligations	4,251,295	3,863,933
Regulatory cost of retirement obligations	7,828,157	7,596,678

Total regulatory liabilities	$12,079,452	$11,816,087

As of September 30, 2012, the Company had regulatory assets in the amount of $9,140,325 on which the Company did not earn a return during the recovery period. These assets pertain to the net funded position of the Company's benefit plans related to its regulated operations. As such, the amortization period is not specifically defined.

Utility Plant and Depreciation—Utility plant is stated at original cost. The cost of additions to utility plant includes direct charges and overhead. The cost of depreciable property retired is charged to accumulated depreciation. The cost of asset removals, less salvage, is charged to "regulatory cost of retirement obligations" or "asset retirement obligations" as explained under Asset Retirement Obligations below. Maintenance, repairs, and minor renewals and betterments of property are charged to operations and maintenance.

Provisions for depreciation are computed principally at composite straight-line rates as determined by depreciation studies required to be performed on the regulated utility assets of Roanoke Gas Company every five years. The Company completed its most recent depreciation study in July 2009. The composite weighted-average depreciation rate under the current depreciation study was 3.34%, 3.34% and 3.32% for the fiscal years ended September 30, 2012, 2011 and 2010, respectively.

The composite rates are comprised of two components, one based on average service life and one based on cost of retirement. As a result, the Company accrues the estimated cost of retirement of long-lived assets through depreciation expense. Retirement costs are not a legal obligation but rather the result of cost-based regulation and are accounted for under the provisions of FASB ASC No. 980. Such amounts are classified as a regulatory liability.

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These reviews have not identified any impairments which would cause a material effect on the results of operations or financial condition.

Asset Retirement Obligations – FASB ASC No. 410, Asset Retirement and Environmental Obligations, requires entities to record the fair value of a liability for an asset retirement obligation when there exists a legal obligation for the retirement of the asset. When the liability is initially recorded, the entity capitalizes the cost, thereby increasing the carrying amount of the underlying asset. In subsequent periods, the liability is accreted, and the capitalized cost is depreciated over the useful life of the underlying asset. The Company has recorded asset retirement obligations for its future legal obligations related to purging and capping its distribution mains and services upon retirement, although the timing of such retirements is uncertain.

The Company's composite depreciation rates include a component to provide for the cost of retirement of assets. As a result, the Company accrues the estimated cost of retirement of its utility plant through depreciation expense and creates a corresponding regulatory liability. The costs of retirement considered in the development of the depreciation component include those costs associated with the legal liability. Therefore, the asset retirement obligation is reclassified from the regulatory cost of retirement obligation. If the legal obligations were to exceed the regulatory liability provided for in the depreciation rates, the Company would establish a regulatory asset for such difference with the anticipation of future recovery through rates charged to customers. The Company increased its asset retirement obligation to reflect changes in the estimated cash flows for asset retirements.

The following is a summary of the asset retirement obligation:

	Years Ended September 30
	2012	2011

Balance, beginning of year	$3,863,933	$3,073,782
Liabilities incurred	63,965	45,100
Liabilities settled	(213,581)	(121,854)
Accretion	221,048	179,472
Revisions to estimated cash flows	315,930	687,433

Balance, end of year	$4,251,295	$3,863,933

Cash, Cash Equivalents and Short-Term Investments—From time to time, the Company will have balances on deposit at banks in excess of the amount insured by the Federal Deposit Insurance Corporation ("FDIC"). The Company has not experienced any losses on these accounts and does not consider these amounts to be at credit risk. As of September 30, 2012, the Company did not have any bank deposits in excess of the FDIC insurance limits. For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Customer Receivables and Allowance for Doubtful Accounts – Accounts receivable include amounts billed to customers for natural gas sales and related services and gas sales occurring subsequent to normal billing cycles but before the end of the period. The Company provides an estimate for losses on these receivables by utilizing historical information, current account balances, account aging and current economic conditions. Customer accounts are charged off annually when deemed uncollectible or when turned over to a collection agency for action.

A reconciliation of changes in the allowance for doubtful accounts is as follows:

	Years Ended September 30
	2012	2011	2010

Balance, beginning of year	$66,058	$65,275	$50,687
Additions charged to bad debt expense	11,588	67,317	140,178
Recoveries of accounts written off	134,331	190,995	194,395
Accounts written off	(146,758)	(257,529)	(319,985)

Balance, end of year	$65,219	$66,058	$65,275

Financing Receivables – Financing receivables represent a contractual right to receive money either on demand or on fixed or determinable dates and are recognized as assets on the entity's balance sheet. The Company has two primary types of financing receivables: trade accounts receivable, resulting from the sale of natural gas and other services to its customers, and notes receivable. Trade accounts receivable are short-term in nature and a provision for uncollectible balances is included in the financial statements. The Company's notes receivable represents the balance on a five-year note with a fifteen year amortization for partial payment on the sale of the Bluefield, Virginia natural gas distribution assets to ANGD, LLC in October 2007 and a 24-month note from a customer related to the payment for relocating a portion of a natural gas distribution main. Both notes are performing assets with all payments current. Management evaluates the status of the notes each reporting period to make an assessment on the collectability of the balance. In its most recent evaluation, management concluded that the notes continued to be fully collectible and no loss reserve was required. Either note would be considered past due if either the interest or principal installment were outstanding for more than 30 days after their contractual due date. On October 30, 2012, the Company and ANGD executed an agreement to extend the maturity date of the $952,000 note for an additional year under the same terms as the expiring note with a new maturity date of November 1, 2013.

Inventories—Inventories, consisting of natural gas in storage and materials and supplies, are recorded at average cost. Injections into storage are priced at the purchase cost at the time of injection and withdrawals from storage are priced at the weighted average price in storage. Materials and supplies are removed from inventory at average cost.

Unbilled Revenues—The Company bills its natural gas customers on a monthly cycle basis; however, the billing cycle period for most customers does not coincide with the accounting periods used for financial reporting. As the Company recognizes revenue when gas is delivered, an accrual is made to estimate revenues for natural gas delivered to customers but not billed during the accounting period. The amounts of unbilled revenue receivable included in accounts receivable on the consolidated balance sheets at September 30, 2012 and 2011 were $951,301 and $1,088,611, respectively.

Income Taxes—Income taxes are accounted for using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the years in which those temporary differences are expected to be recovered or settled. A valuation allowance against deferred tax assets is provided if it is more likely than not the deferred tax asset will not be realized. The Company and its subsidiaries file state and federal consolidated income tax returns.

Debt Expenses—Debt issuance expenses are amortized over the lives of the debt instruments.

Over/Under-Recovery of Natural Gas Costs—Pursuant to the provisions of the Company's Purchased Gas Adjustment ("PGA") clause, the SCC provides the Company with a method of passing along to its customers increases or decreases in natural gas costs incurred by its regulated operations, including gains and losses on natural gas derivative hedging instruments. On a quarterly basis, the Company files a PGA rate adjustment request with the SCC to adjust the gas cost component of its rates up or down depending on projected price and activity. Once administrative approval is received, the Company adjusts the gas cost component of its rates to reflect the approved amount. As actual costs will differ from the projections used in establishing the PGA rate, the Company may either over-recover or under-recover its actual gas costs during the period. Any difference between actual costs incurred and costs recovered through the application of the PGA is recorded as a regulatory asset or liability. At the end of the deferral period, the balance of the net deferred charge or credit is amortized over an ensuing 12-month period as amounts are reflected in customer billings.

Fair Value – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company determines fair value based on the following fair value hierarchy which prioritizes each input to the valuation methods into one of the following three broad levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

  Level 2 – Inputs other than quoted prices in Level 1 that are either for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 – Unobservable inputs for the asset or liability where there is little, if any, market activity which require the Company to develop its own assumptions.

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets (Level 1) and the lowest priority to unobservable inputs (Level 3). All fair value disclosures are categorized within one of the three categories in the hierarchy. See fair value disclosures below and in Notes 6 and 10.

Use of Estimates—The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Excise and Sales Taxes – Certain excise and sales taxes imposed by the state and local governments in the Company's service territory are collected by the Company from its customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the Company's Consolidated Statements of Income.

Earnings Per Share—Basic earnings per share and diluted earnings per share are calculated by dividing net income by the weighted average common shares outstanding during the period and the weighted average common shares outstanding during the period plus dilutive potential common shares, respectively. Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. A reconciliation of basic and diluted earnings per share is presented below:

	Years Ended September 30
	2012	2011	2010
Net Income	$4,296,745	$4,653,473	$4,445,436
Weighted average common shares	4,647,439	4,592,713	4,514,262
Effect of dilutive securities:
Options to purchase common stock	3,510	8,079	13,898
Diluted average common shares	4,650,949	4,600,792	4,528,160
Earnings Per Share of Common Stock:
Basic	$0.92	$1.01	$0.98
Diluted	$0.92	$1.01	$0.98

Business and Credit Concentrations—The primary business of the Company is the distribution of natural gas to residential, commercial and industrial customers in its service territories.

No regulated sales to individual customers accounted for more than 5% of total revenue in any period or amounted to more than 5% of total accounts receivable.

Roanoke Gas currently holds the only franchises and/or certificates of public convenience and necessity to distribute natural gas in its service area. These franchises are effective through January 1, 2016. Certificates of public convenience and necessity in Virginia are exclusive and are intended for perpetual duration.

Roanoke Gas is served directly by two primary pipelines. These two pipelines provide 100% of the natural gas supplied to the Company's customers. Depending upon weather conditions and the level of customer demand, failure of one or both of these transmission pipelines could have a major adverse impact on the Company.

Derivative and Hedging Activities—FASB ASC No. 815, Derivatives and Hedging, requires the recognition of all derivative instruments as assets or liabilities in the Company's balance sheet and measurement of those instruments at fair value.

The Company's hedging and derivatives policy allows management to enter into derivatives for the purpose of managing commodity and financial market risks of its business operations. The Company's hedging and derivatives policy specifically prohibits the use of derivatives for speculative purposes. The key market risks that RGC Resources, Inc. hedges against include the price of natural gas and the cost of borrowed funds.

The Company periodically enters into collars, swaps and caps for the purpose of hedging the price of natural gas in order to provide price stability during the winter months. The fair value of these instruments is recorded in the balance sheet with the offsetting entry to either under-recovery of gas costs or over-recovery of gas costs. Net income and other comprehensive income are not affected by the change in market value as any cost incurred or benefit received from these instruments is recoverable or refunded through the PGA as the SCC allows for full recovery of prudent costs associated with natural gas purchases. At September 30, 2012 and 2011, the Company had no outstanding derivative instruments for the purchase of natural gas.

The Company also has two interest rate swaps associated with its variable rate notes. The first swap relates to a $15,000,000 note issued in November 2005. This swap essentially converts the floating rate note based upon LIBOR into fixed rate debt with a 5.74% effective interest rate. The second swap relates to the $5,000,000 variable rate note issued in October 2008. This swap converts the variable rate note based on LIBOR into a fixed rate debt with a 5.79% effective interest rate. Both swaps mature on December 1, 2015 and qualify as cash flow hedges with changes in fair value reported in other comprehensive income.

No derivative instruments were deemed to be ineffective for any period presented.

The table below reflects the fair values of the derivative instruments and their corresponding classification in the consolidated balance sheets under the current liabilities caption of "Fair value of marked-to-market transactions" as of September 30, 2012 and 2011:

Fair Value of Derivative Instruments

	September 30
	2012	2011
Derivatives designated as hedging instruments:

Interest rate swaps	$2,916,718	$3,312,176

Total derivatives designated as hedging instruments	$2,916,718	$3,312,176

See Note 10 for additional information on fair value.

Based on the interest rate environment as of September 30, 2012, approximately $930,000 of the fair value of the interest rate hedges will be reclassified from other comprehensive loss into interest expense on the income statement over the next 12 months. Changes in LIBOR rates during that period could significantly change the estimated amount to be reclassified to income as well as the fair value of the interest rate hedges.

Stock Split - On July 25, 2011, the Board of Directors of RGC Resources, Inc. declared a two-for-one stock split effected in the form of a 100% share dividend upon the issued and outstanding common stock. The stock dividend was payable on September 1, 2011 to shareholders of record on August 15, 2011. As the par value of the common stock remained at $5 per share, the Company reclassified $11,560,575 from "Capital in excess of par value" to "Common Stock" associated with the issuance of 2,312,115 shares. Corresponding prior year amounts, including share and per share data, have been restated retrospectively to reflect the 100% stock dividend.

Other Comprehensive Income(Loss)—A summary of other comprehensive income is provided below:

		Tax
	Before Tax	(Expense)	Net-of Tax
	Amount	or Benefit	Amount
Year Ended September 30, 2012:
Interest rate swaps:
Unrealized losses	$(543,826)	$206,437	$(337,389)
Transfer of realized losses to interest expense	939,285	(356,553)	582,732
Net interest rate SWAPs	395,459	(150,116)	245,343
Defined benefit plans:
Net loss arising during period	(508,666)	193,294	(315,372)
Amortization of actuarial losses	200,136	(76,052)	124,084
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(261,437)	99,347	(162,090)
Other comprehensive income	$134,022	$(50,769)	$83,253
Year Ended September 30, 2011:
Interest rate swaps:
Unrealized losses	$(723,525)	$274,652	$(448,873)
Transfer of realized losses to interest expense	947,894	(359,822)	588,072
Net interest rate SWAPs	224,369	(85,170)	139,199
Defined benefit plans:
Net loss arising during period	(689,785)	262,119	(427,666)
Amortization of actuarial losses	149,604	(56,850)	92,754
Amortization of transition obligation	47,093	(17,895)	29,198
Net defined benefit plans	(493,088)	187,374	(305,714)
Other comprehensive loss	$(268,719)	$102,204	$(166,515)
Year Ended September 30, 2010:
Interest rate swaps:
Unrealized losses	$(2,025,678)	$768,948	$(1,256,730)
Transfer of realized losses to interest expense	940,188	(356,896)	583,292
Net interest rate SWAPs	(1,085,490)	412,052	(673,438)
Defined benefit plans:
Net loss arising during period	(647,439)	246,031	(401,408)
Amortization of actuarial losses	102,478	(38,942)	63,536
Amortization of transition obligation	47,093	(17,900)	29,193
Net defined benefit plans	(497,868)	189,189	(308,679)
Other comprehensive loss	$(1,583,358)	$601,241	$(982,117)

Composition of Accumulated Other Comprehensive Income (Loss)

			Accumulated Other
	Interest Rate	Defined Benefit	Comprehensive
	Swaps	Plans	Income (Loss)
Balance 10/1/09	$(1,520,635)	$(1,364,071)	$(2,884,706)
Other comprehensive income (loss)	(673,438)	(308,679)	(982,117)

Balance 9/30/10	(2,194,073)	(1,672,750)	(3,866,823)
Other comprehensive income (loss)	139,199	(305,714)	(166,515)

Balance 9/30/11	(2,054,874)	(1,978,464)	(4,033,338)
Other comprehensive income (loss)	245,343	(162,090)	83,253

Balance 9/30/12	$(1,809,531)	$(2,140,554)	$(3,950,085)

Recently Adopted Accounting Standards - In July 2010, the FASB issued guidance under FASB ASC No. 310 – Receivables, to provide greater transparency about an entity's allowance for credit losses and the credit quality of its financing receivables on a disaggregated basis. The new requirements have been adopted and further discussion included in the Financing Receivables section above.

In May 2011, the FASB issued guidance under FASB ASC No. 820 – Fair Value Measurement, which serves to converge guidance between the FASB and the International Accounting Standards Board ("IASB") for fair value measurements and their related disclosures. This guidance provides for common requirements for measuring fair value and for disclosing information about fair value measurements including the consistency of the meaning of the term "fair value". This guidance provides clarification about the application of existing fair value measurement and disclosure requirements as well as changes in particular requirements for measuring fair value or for disclosing information about fair value measurements. The new requirements have been included in the disclosures contained in Note 10 below.

In June 2011, the FASB issued guidance under FASB ASC No. 220 – Comprehensive Income that defines the presentation of Comprehensive Income in the financial statements. According to the guidance, an entity may present a single continuous statement of comprehensive income or two separate statements – a statement of income and a statement of other comprehensive income that immediately follows the statement of income. In either presentation, the entity is required to present on the face of the financial statement the components of other comprehensive income including the reclassification adjustment for items that are reclassified from other comprehensive income to net income. In December 2011, the FASB issued additional guidance under FASB ASC No. 220 that deferred the effective date of earlier guidance with regard to the presentation of reclassifications of items out of accumulated other comprehensive income. All other provisions of the original guidance remain in effect. The new requirements have been included in the Consolidated Statements of Comprehensive Income presented in the Company's financial statements. Additional information is provided in the Other Comprehensive Income section above.

Recently Issued Accounting Standards – In December 2011, the FASB issued disclosure guidance under FASB ASC No. 210 – Balance Sheet that requires an entity to disclose information about offsetting and related arrangements that enable users of its financial statements to understand the effect of those arrangements on its financial position. Management is currently evaluating the requirements of this guidance but does not anticipate these changes to have a material impact on its financial position. The new requirements are effective on a retrospective basis for annual reporting periods, and interim periods within those annual periods, beginning on or after January 1, 2013.

Other accounting standards that have been issued or proposed by the FASB or other standard–setting bodies are not currently applicable to the Company or are not expected to have a significant impact on the Company's financial position, results of operations and cash flows.